Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements
Vessel Owning Subsidiaries
Company Name	Country of incorporation	Vessel Name	Delivery Date to Partnership	Year Built	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	2007	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	2007	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	2008	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	June 2014	2013	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	September 2014	2013	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	December 2015	2013	155,000

Non-Vessel Owning Subsidiaries
Company Name	Country of incorporation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Liberia	Holding company that owns all of the outstanding share capital of Arctic LNG.
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities are limited to co-issuing the Notes discussed under Note 5 and engaging in other activities incidental thereto.
Arctic LNG Carriers Ltd. (“Arctic LNG”) (1)	Marshall Islands

Indirect holding company of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Fareastern, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and Co-Borrower of the Term Loan B discussed under Note 5.